Employee 401(k) Plan (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee 401(k) Plan (Details) [Line Items]
Matches pretax and Roth employee contributions	4.00%	4.00%
Pretax and Roth Employee Contributions [Member]
Employee 401(k) Plan (Details) [Line Items]
Matching contributions to plan	$ 116,879	$ 80,234	$ 184,000
Pretax and Roth Employee Contributions [Member] | Previously Reported [Member]
Employee 401(k) Plan (Details) [Line Items]
Matching contributions to plan		$ 158,000